Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Schedule of effective tax rates reconciliation	The differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

Six Months Ended
June 30, 2025	June 30, 2024	December 31, 2024
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	4.4%	2.1%	3.7%
Federal credits (a)	(50.2)%	96.9%	41.3%
Other, net	1.3%	(0.9)%	(4.8)%
Effective tax rate	(23.5)%	119.1%	61.2%
(a)The impact and the presentation of the federal tax credits on our effective tax rate can be positive or negative based on our expected annual pre-tax income or loss.
The Group expects pre-tax income for the year-ended December 31, 2025, while the Group expected and realized pre-tax loss for the six months ended June 30, 2024 and the year ended December 31, 2024, respectively.
The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Income (loss) before taxation	$(27,466)	$(82,252)	$(223,952)
Effective tax rate	(23.5)%	119.1%	61.2%
Income tax (benefit) expense	6,460	(97,997)	(136,951)

Schedule of provision for income taxes

	Six Months Ended	Six Months Ended	Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Current income tax (benefit) expense
Federal (benefit) expense	$6,053	$4,568	$(18,238)
State (benefit) expense	7,247	4,217	1,122
Foreign - UK (benefit) expense	—	—	234
Total current income tax (benefit) expense	$13,300	$8,785	$(16,882)
Deferred income tax (benefit) expense
Federal (benefit) expense	$(7,120)	$(98,109)	$(111,003)
State (benefit) expense	500	(8,722)	(9,016)
Foreign - UK (benefit) expense	(220)	49	(50)
Total deferred income tax (benefit) expense	$(6,840)	$(106,782)	$(120,069)
Total income tax (benefit) expense	$6,460	$(97,997)	$(136,951)